UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 028-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard E. Carlson
Title:    President
Phone:    (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE               February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                     [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


List of Other Managers Reporting for this Manager:

     Form 13F File Number              Name

     028-00030                         John W. Bristol & Co., Inc.
     028-04139                         Eaton Vance Management
     028-02588                         Klingenstein Fields & Co. LLC
     028-03877                         Fiduciary Trust Co. Intl.
     028-05814                         Baldwin Brothers Inc.
     028-02635                         Gardner, Russo & Gardner
     028-04558                         Parametric Portfolio Associates
     028-05621                         Santa Barbara Asset Management
     028-05395                         Select Equity Group Inc.
     028-00154                         Ruane, Cunnif & Goldfarb Inc.
     ---------------------------     -----------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        NONE

Form 13F Information Table Entry Total:  16

Form 13F Information Table Value Total:  $51,099
                                         (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                     FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2       COLUMN 3    COLUMN 4        COLUMN 5       COL 6    COL 7           COLUMN 8

                              TITLE OF                       VALUE    SHRS OR SH/ PUT/   INVSMT   OTHR         VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP       (X$1000)    PRN AMT PRN CALL   DSCRTN   MGRS      SOLE     SHARED    NONE

ABBOTT LABS                   COM             002824100    2,507      46,975  SH          Sole    None     46,975
BERKSHIRE HATHAWAY INC DEL    CL B            084670207      325         101  SH          Sole    None        101
BP PLC                        SPONSORED ADR   055622104      382       8,165  SH          Sole    None      8,165
CAMPBELL SOUP CO              COM             134429109    9,554     318,356  SH          Sole    None    318,356
CHEVRON CORP NEW              COM             166764100      572       7,730  SH          Sole    None      7,730
COCA COLA CO                  COM             191216100    1,045      23,080  SH          Sole    None     23,080
COMCAST CORP NEW              CL A            20030N101      689      40,829  SH          Sole    None     40,829
EXXON MOBIL CORP              COM             30231G102   13,197     165,317  SH          Sole    None    165,317
GENERAL ELECTRIC CO           COM             369604103    1,461      90,175  SH          Sole    None     90,175
JPMORGAN & CHASE & CO         COM             46625H100      346      10,983  SH          Sole    None     10,983
JOHNSON & JOHNSON             COM             478160104      376       6,292  SH          Sole    None      6,292
MERRILL LYNCH & CO INC        COM             590188108    1,268     108,945  SH          Sole    None    108,945
METROPCS COMMUNICATIONS INC   COM             591708102   13,743     925,440  SH          Sole    None    925,440
MICROSOFT CORP                COM             594918104      198      10,193  SH          Sole    None     10,193
UNION PAC CORP                COM             907818108      239       5,000  SH          Sole    None      5,000
WELLS FARGO & CO NEW          COM             949746101    5,197     176,303  SH          Sole    None    176,303



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